Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY
22.	EQUITY

(a)	Ordinary shares

The Company was established under the laws of the Cayman Islands on January 19, 2022. The Company’s shareholders have planned to fund the $50,000 capital in Cayman Islands.

On October 21, 2024, the Company effected a 1-for-10,000 forward split of our Ordinary Shares and the surrender of 475,000,000 Ordinary Shares, approved by the Company’s shareholders and board of directors. As a result of the stock split and share surrender, the authorized and issued ordinary shares were 500,000,000 shares and 25,000,000 shares of a par value of $0.0001, respectively.

On March 4, 2025, the Company issued 2,000,000 shares of Class A at $4.00 per share for total gross proceeds of $8,000,000 in its Initial Public Offering (IPO).

On August 11, 2025, the Company by way of resolution of shareholders passed at the extraordinary general meeting of the Company : increased its authorised share capital from 500,000,000 to 1,000,000,000 ordinary shares of US$0.0001 par value each, reclassified 750,000,000 authorised ordinary shares (including all existing issued shares) as Class A Ordinary Shares of US$0.0001 par value each, cancelled 110,000,000 unissued ordinary shares and created 110,000,000 Class B Ordinary Shares of US$0.0001 par value each, each carrying 35 votes per share, and cancelled 140,000,000 unissued ordinary shares and created 140,000,000 Preferred Shares of US$0.0001 par value. Subsequently, the Company repurchased 13,025,000 Class A Ordinary Shares held by Skyline Tech Limited and issued a corresponding number of Class B Ordinary Shares to this shareholder.

Weiqi Huang, Chief Executive Officer and Chairman of the Board, beneficially holds 13,025,000 Class B Ordinary Shares, or 100% of the outstanding Class B Ordinary Shares through his 100% shareholding of Skyline Tech Limited, a British Virgin Islands corporation. Following the extraordinary general meeting held in August 2025, the Company repurchased 13,025,000 Class A Ordinary Shares from Skyline Tech Limited and issued a corresponding number of Class B Ordinary Shares to this shareholder.

As of September 30, 2025, there were 27,000,000 ordinary shares, par value US$0.0001 per share, being the sum of 13,975,000 Class A ordinary shares, par value of US$0.0001 per share, and 13,025,000 Class B ordinary shares, par value of US$0.0001 per share. Class A Ordinary Shares with one vote each and Class B Ordinary Shares with 35 votes each.

As of September 30, 2024, the issued and outstanding Class A ordinary shares were 25,000,000 shares, par value of US$0.0001 per share.

(b)	Additional paid in capital

As of September 30, 2025 and 2024, the additional paid-in capital of the Company was $ 8,464,735 and $ 2,032,655, respectively.

On March 6, 2025, the Company received the net proceeds of $6,432,080 after deducting expenses primarily consisting of underwriting compensation, legal fees, and audit fees by issuing 2,000,000 ordinary shares at $4.00 per share for total gross proceeds of $8,000,000 in its Initial Public Offering (IPO).

(c)	Statutory reserve

The Company is required to make appropriation to certain reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2025 and 2024, the balance of statutory reserve was $138,408 and $0, respectively.

(d)	Non-controlling interests

For the years ended September 30, 2025 and 2024, net income attributable to non-controlling interests on the consolidated statements of comprehensive income comprised:35% equity interest of Zhejiang Pntech Technology Co.,Ltd, 25% equity interest of Ningbo Pntech New Energy Co.,Ltd ,40% equity interest of Ningbo Zhuoxing Logistics Co., Ltd, 17.85% equity interest of Pntech (Shaoxing) New Energy Co., Ltd, 35% equity interest of Ningbo Yijiaren New Energy Co., Ltd..

As of September 30, 2025 and 2024, the Company’s non-controlling interests were $2,592,185 and $2,344,653, respectively.